capital structure financial policies (Details) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
	Feb. 11, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of debt and coverage ratios
Net debt			$ 19,826	$ 18,199
EBITDA - excluding restructuring and other costs			5,753	5,688
Net interest cost (Note 9)			$ 792	$ 755
Debt ratio
Net debt to EBITDA - excluding restructuring and other costs			3.45	3.20
Coverage ratios
Earnings coverage ratio			3.2	4.0
EBITDA - excluding restructuring and other costs interest coverage ratio			7.3	7.5
Net debt and total capitalization
Long-term debt			$ 20,288	$ 18,474
Debt issuance costs netted against long-term debt			97	87
Derivative (assets) liabilities, net			120	(37)
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt - excluding tax effects			69	110
Cash and temporary investments, net			(848)	(535)	$ (414)
Short-term borrowings			100	100
Net debt			19,826	18,199
Common equity			12,074	10,548
Less: accumulated other comprehensive income included in common equity above			(135)	(119)	$ (3)
Total capitalization			31,783	28,628
Calculation of EBITDA - excluding restructuring and other costs
EBITDA			5,494	5,554
Restructuring and other costs			259	134
EBITDA - excluding restructuring and other costs			$ 5,753	$ 5,688
Changes in debt and coverage ratios
Net debt to EBITDA - excluding restructuring and other costs			3.45	3.20
Net debt to operating cash flow ratio maximum			4.00
Proceeds from issuing shares		$ 1,500	$ 1,495
Earnings Coverage Ratio			3.2	4.0
Increase (decrease) in earnings coverage ratio due to an (increase) decrease in borrowing costs			(0.1)
Increase (decrease) in earnings coverage ratio due to an increase (decrease) in income before borrowing costs and income taxes			(0.7)
EBITDA - excluding restructuring and other costs interest coverage ratio			7.3	7.5
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an increase (decrease) in EBITDA			0.1
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an (increase) decrease in net interest costs			(0.3)
Dividend payout ratio
TELUS Corporation Common Share dividend payout ratio - net of dividend reinvestment plan effects			67.00%	115.00%
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities - less capital expenditures (excluding spectrum licences)			84.00%	133.00%
TELUS Corporation Common Share dividends declared			$ 1,520	$ 1,358
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares			(561)	(290)
TELUS Corporation Common Share dividends declared - net of dividend reinvestment plan effects			$ 959	$ 1,068
Minimum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs			2.20	2.20
Dividend payout ratio
Target dividend payout ratio, (as a per cent)			60.00%	60.00%
Target ratio from free cash flow			60.00%	60.00%
Maximum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs			2.70	2.70
Dividend payout ratio
Target dividend payout ratio, (as a per cent)			75.00%	75.00%
Target ratio from free cash flow			75.00%	75.00%
Common equity
Net debt and total capitalization
Less: accumulated other comprehensive income included in common equity above			$ (117)	$ (119)
TELUS International (Cda) Inc. credit facility | Shares issued and stock subdivision
Changes in debt and coverage ratios
Amount of net proceeds from sale of shares used to reduce the indebtdedness	$ 600
Pro forma ratio of net debt to EBITDA - excluding restructuring and other costs			3.30
TELUS International (Cda) Inc. credit facility | Shares issued and stock subdivision | Cash and temporary investments, net
Changes in debt and coverage ratios
Proceeds from issuing shares	$ 200